Licensed Copyrights, Net -Summary of Estimated Amortization Expense Relating to Licensed Copyrights (Details) - Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Estimated amortization expense
Within 1 year	¥ 3,551,370	$ 557,287
Between 1 and 2 years	1,539,539	241,587
Between 2 and 3 years	¥ 1,008,380	$ 158,237